Financial statements of Barclays PLC - Statement of comprehensive income (Narrative)	12 Months Ended
Dec. 31, 2019
Barclays PLC [member]
Condensed Statement of Income Captions [Line Items]
Disclosure of general information about financial statements

Note

a From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £143m and 2017 by £123m. Further detail can be found in Note 1.

For the year ended 31 December 2019, profit after tax was £3,181m (2018: £15,949m) and total comprehensive income was £3,181m (2018: £15,949m). Other comprehensive income of £60m in 2017 related to the gain on available for sale instruments. The Company has 79 members of staff (2018: 87).